Related party transactions- Transactions with other related parties (Details) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2014	Dec. 31, 2011	Mar. 31, 2016 USD ($) subsidiary	Mar. 31, 2016 CNY (¥) subsidiary	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥) subsidiary item shares	Mar. 31, 2012
Ant Financial Services, Alipay and Koubei and their affiliates
Related party transactions
Amount earned by the Company				¥ 3,029,000,000	¥ 2,121,000,000	¥ 2,076,000,000
Expenses incurred				5,197,000,000	4,159,000,000	2,370,000,000
Ant Financial Services and Alipay | Royalty fee and software technology services fee
Related party transactions
Amount earned by the Company				1,122,000,000	1,667,000,000	1,764,000,000
Alipay | Royalty fee and software technology services fee
Related party transactions
Additional fee, as a percentage of pre-tax income		49.90%					49.90%
Alipay | Payment processing fee
Related party transactions
Expenses incurred				4,898,000,000	3,853,000,000	2,349,000,000
Ant Financial Services | Reimbursement of the costs incurred for software technology services
Related party transactions
Amount earned by the Company				274,000,000	486,000,000	275,000,000
Ant Financial Services | Amended Alipay IPLA
Related party transactions
Additional fee, as a percentage of pre-tax income	37.50%
Ant Financial Services | Reimbursement on options and RSUs
Related party transactions
Amount earned by the Company				113,000,000	206,000,000	266,000,000
Ant Financial Services | Certain assets and liabilities managed by related party
Related party transactions
Net assets and liabilities				1,517,000,000	1,428,000,000
Ant Financial Services and its affiliates | SME Annual Fee
Related party transactions
Amount earned by the Company				708,000,000	90,000,000
Annual fee as a percentage of the average daily book balance (as a percent)	2.50%
Ant Financial Services, its subsidiaries and affiliates and Koubei | Other services
Related party transactions
Amount earned by the Company				1,086,000,000	158,000,000	46,000,000
Expenses incurred				¥ 299,000,000	306,000,000	¥ 21,000,000
Two members of management | Designation to a non-profit organization of granted share options
Related party transactions
Number of members of management (in individuals) | item						2
Share options granted (in shares) | shares						50,000,000
Cainiao Network | Disposal of subsidiaries
Related party transactions
Number of subsidiaries sold (in subsidiaries) | subsidiary			1	1		2
Cash consideration received			$ 33	¥ 204,000,000		¥ 524,000,000
Gain on disposals				3,000,000		74,000,000
Cainiao Network | Commercial arrangements to receive certain logistics services
Related party transactions
Expenses incurred				2,370,000,000	785,000,000
Cainiao Network | Cost sharing and other services arrangements for administrative services and cloud computing services
Related party transactions
Amount earned by the Company				86,000,000	20,000,000
Weibo | Other commercial arrangements to provide cloud computing services | Revenue
Related party transactions
Amount earned by the Company				38,000,000	2,000,000	0
Weibo | Strategic collaboration agreement and marketing cooperation agreement | Traffic acquisition cost and sales and marketing expenses
Related party transactions
Expenses incurred				¥ 715,000,000	¥ 654,000,000	¥ 154,000,000
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties			1.00%	1.00%	1.00%	1.00%
Percentage of total expenses that are from related parties			1.00%	1.00%	1.00%	1.00%